Business Combination Agreement (Details) - Coinshares International Limited [Member] - Valkyrie Funds LLC [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Mar. 12, 2024
Business Combination Agreement [Line Items]
Percentage of equity interest aquired		100.00%
Incurred transaction costs	$ 0.2
Purchase price transaction amount	4.5
Cash consideration	4.5
Asset Management Segment [Member]
Business Combination Agreement [Line Items]
Amount of goodwill recongized	$ 1.7